Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - 401 (k) Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	64-0220550
Notes receivable from participants	$ 5,316	$ 4,185
Total	386,923
Investment, Identifier [Axis]: Equity and fixed income mutual funds | American Century | Small Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	3,703
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Baird | Core Plus Bond Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	4,338
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Brandywine GLOBAL | High Yield IS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,328
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Buffalo | International Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,008
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Dodge & Cox | Stock Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	2,942
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Federated | Government Obligation Premier
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	19,242
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Federated | Hermes Intl Small-Mid Co FD
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	3,584
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Federated | MDT Large Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	14,078
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Federated | Total Return Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	3,095
Investment, Identifier [Axis]: Equity and fixed income mutual funds | JP Morgan | Core Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	3,777
Investment, Identifier [Axis]: Equity and fixed income mutual funds | JP Morgan | Growth Advantage R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	23,543
Investment, Identifier [Axis]: Equity and fixed income mutual funds | JP Morgan | Hedged Equity R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	10,171
Investment, Identifier [Axis]: Equity and fixed income mutual funds | JP Morgan | Undiscovered MGRS Behavioral Value L
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	3,185
Investment, Identifier [Axis]: Equity and fixed income mutual funds | MFS | Mid Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,944
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Matthews Asia | Small Companies Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	926
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Putnam | Large Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	4,190
Investment, Identifier [Axis]: Equity and fixed income mutual funds | T. Rowe Price | Retirement 2015
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,473
Investment, Identifier [Axis]: Equity and fixed income mutual funds | T. Rowe Price | Retirement 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	3,768
Investment, Identifier [Axis]: Equity and fixed income mutual funds | T. Rowe Price | Retirement 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	13,642
Investment, Identifier [Axis]: Equity and fixed income mutual funds | T. Rowe Price | Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	21,885
Investment, Identifier [Axis]: Equity and fixed income mutual funds | T. Rowe Price | Retirement 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	16,644
Investment, Identifier [Axis]: Equity and fixed income mutual funds | T. Rowe Price | Retirement 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	16,305
Investment, Identifier [Axis]: Equity and fixed income mutual funds | T. Rowe Price | Retirement 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	13,899
Investment, Identifier [Axis]: Equity and fixed income mutual funds | T. Rowe Price | Retirement 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	9,737
Investment, Identifier [Axis]: Equity and fixed income mutual funds | T. Rowe Price | Retirement 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	8,864
Investment, Identifier [Axis]: Equity and fixed income mutual funds | T. Rowe Price | Retirement 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	4,780
Investment, Identifier [Axis]: Equity and fixed income mutual funds | T. Rowe Price | Retirement 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	3,001
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Value Line | Mid Cap Focused Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	5,018
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Vanguard | Developed Markets Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	5,045
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Vanguard | Large Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	19,484
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Vanguard | Mid Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	6,066
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Vanguard | Small Cap Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	7,406
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Vanguard | Total Intl Stock Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	4,416
Investment, Identifier [Axis]: Equity and fixed income mutual funds | Vanguard | Total Stock MRK Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	24,639
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | American Century | Small Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	696
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Baird | Core Plus Bond Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	557
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Buffalo | International Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	500
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Cohen & Steers | Real Estate Securities Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	417
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Dodge & Cox | Stock Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	758
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Federated | Government Obligation Premier
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	419
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Federated | Hermes International Small-Mid Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	556
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Federated | Hermes Total Return Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	559
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Federated | MDT Large Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	968
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | First Eagle | Global I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	278
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Hartford | International Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	390
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | JP Morgan | Core Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	557
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | JP Morgan | Global Bond Opportunities R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	557
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | JP Morgan | Growth Advantage R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	969
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | JP Morgan | Hedged Equity R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	417
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | JP Morgan | Undiscovered Mgrs Behavioral
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	695
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | MFS | Mid Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	278
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Matthews Asia | Emerging Markets Small Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	976
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Pimco | Income International
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	420
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Putnam | Large Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	757
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Schwab | Treasury Inflation Report
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	139
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Value Line | Mid Cap Focused Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	974
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Vanguard | Developed Markets Index Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	222
Investment, Identifier [Axis]: Renasant Bank Aggressive Growth Account | Vanguard | Large Cap Index Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	863
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | American Century | Small Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	769
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Baird | Core Plus Bond Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,846
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Brandywine GLOBAL | High Yield IS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	193
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Buffalo | International Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	413
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Cohen & Steers | Real Estate Securities Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	384
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Dodge & Cox | Stock Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	606
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Federated | Government Obligation Premier
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,157
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Federated | Hermes International Small-Mid Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	384
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Federated | Hermes Total Return Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,853
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Federated | Institutional High Yield Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	702
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | First Eagle | Global I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	192
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Hartford | International Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	356
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | JP Morgan | Core Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,846
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | JP Morgan | Global Bond Opportunities R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,538
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | JP Morgan | Growth Advantage R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	702
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | JP Morgan | Hedged Equity R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	384
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | JP Morgan | Undiscovered Mgrs Behavioral
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	769
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | MFS | Mid Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	192
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Matthews Asia | Emerging Markets Small Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	769
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Pimco | Income International
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,391
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Putnam | Large Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	606
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Schwab | Treasury Inflation Report
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	577
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Value Line | Mid Cap Focused Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	769
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Vanguard | Developed Markets Index Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	192
Investment, Identifier [Axis]: Renasant Bank Conservative Growth Account | Vanguard | Large Cap Index Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	654
Investment, Identifier [Axis]: Renasant Bank Growth Account | American Century | Small Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	670
Investment, Identifier [Axis]: Renasant Bank Growth Account | Baird | Core Plus Bond Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	786
Investment, Identifier [Axis]: Renasant Bank Growth Account | Brandywine GLOBAL | High Yield IS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	135
Investment, Identifier [Axis]: Renasant Bank Growth Account | Buffalo | International Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	431
Investment, Identifier [Axis]: Renasant Bank Growth Account | Cohen & Steers | Real Estate Securities Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	402
Investment, Identifier [Axis]: Renasant Bank Growth Account | Dodge & Cox | Stock Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	569
Investment, Identifier [Axis]: Renasant Bank Growth Account | Federated | Government Obligation Premier
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	403
Investment, Identifier [Axis]: Renasant Bank Growth Account | Federated | Hermes International Small-Mid Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	402
Investment, Identifier [Axis]: Renasant Bank Growth Account | Federated | Hermes Total Return Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	788
Investment, Identifier [Axis]: Renasant Bank Growth Account | Federated | Institutional High Yield Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	770
Investment, Identifier [Axis]: Renasant Bank Growth Account | First Eagle | Global I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	268
Investment, Identifier [Axis]: Renasant Bank Growth Account | Hartford | International Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	319
Investment, Identifier [Axis]: Renasant Bank Growth Account | JP Morgan | Core Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	786
Investment, Identifier [Axis]: Renasant Bank Growth Account | JP Morgan | Global Bond Opportunities R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	669
Investment, Identifier [Axis]: Renasant Bank Growth Account | JP Morgan | Growth Advantage R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	770
Investment, Identifier [Axis]: Renasant Bank Growth Account | JP Morgan | Hedged Equity R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	402
Investment, Identifier [Axis]: Renasant Bank Growth Account | JP Morgan | Undiscovered Mgrs Behavioral
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	669
Investment, Identifier [Axis]: Renasant Bank Growth Account | MFS | Mid Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	268
Investment, Identifier [Axis]: Renasant Bank Growth Account | Matthews Asia | Emerging Markets Small Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	804
Investment, Identifier [Axis]: Renasant Bank Growth Account | Pimco | Income International
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	592
Investment, Identifier [Axis]: Renasant Bank Growth Account | Putnam | Large Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	569
Investment, Identifier [Axis]: Renasant Bank Growth Account | Schwab | Treasury Inflation Report
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	268
Investment, Identifier [Axis]: Renasant Bank Growth Account | Value Line | Mid Cap Focused Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	803
Investment, Identifier [Axis]: Renasant Bank Growth Account | Vanguard | Developed Markets Index Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	187
Investment, Identifier [Axis]: Renasant Bank Growth Account | Vanguard | Large Cap Index Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	670
Investment, Identifier [Axis]: Renasant Bank Income Account | American Century | Small Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	168
Investment, Identifier [Axis]: Renasant Bank Income Account | Baird | Core Plus Bond Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	628
Investment, Identifier [Axis]: Renasant Bank Income Account | Brandywine GLOBAL | High Yield IS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	113
Investment, Identifier [Axis]: Renasant Bank Income Account | Buffalo | International Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	67
Investment, Identifier [Axis]: Renasant Bank Income Account | Cohen & Steers | Real Estate Securities Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	112
Investment, Identifier [Axis]: Renasant Bank Income Account | Dodge & Cox | Stock Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	157
Investment, Identifier [Axis]: Renasant Bank Income Account | Federated | Government Obligation Premier
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	450
Investment, Identifier [Axis]: Renasant Bank Income Account | Federated | Hermes International Small-Mid Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	56
Investment, Identifier [Axis]: Renasant Bank Income Account | Federated | Hermes Total Return Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	630
Investment, Identifier [Axis]: Renasant Bank Income Account | Federated | Institutional High Yield Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	157
Investment, Identifier [Axis]: Renasant Bank Income Account | First Eagle | Global I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	56
Investment, Identifier [Axis]: Renasant Bank Income Account | Hartford | International Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	67
Investment, Identifier [Axis]: Renasant Bank Income Account | JP Morgan | Core Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	628
Investment, Identifier [Axis]: Renasant Bank Income Account | JP Morgan | Global Bond Opportunities R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	504
Investment, Identifier [Axis]: Renasant Bank Income Account | JP Morgan | Growth Advantage R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	157
Investment, Identifier [Axis]: Renasant Bank Income Account | JP Morgan | Hedged Equity R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	112
Investment, Identifier [Axis]: Renasant Bank Income Account | JP Morgan | Undiscovered Mgrs Behavioral
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	168
Investment, Identifier [Axis]: Renasant Bank Income Account | MFS | Mid Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	168
Investment, Identifier [Axis]: Renasant Bank Income Account | Matthews Asia | Emerging Markets Small Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	168
Investment, Identifier [Axis]: Renasant Bank Income Account | Pimco | Income International
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	473
Investment, Identifier [Axis]: Renasant Bank Income Account | Putnam | Large Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	157
Investment, Identifier [Axis]: Renasant Bank Income Account | Schwab | Treasury Inflation Report
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	168
Investment, Identifier [Axis]: Renasant Bank Income Account | Value Line | Mid Cap Focused Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	56
Investment, Identifier [Axis]: Renasant Bank Income Account | Vanguard | Developed Markets Index Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	34
Investment, Identifier [Axis]: Renasant Bank Income Account | Vanguard | Large Cap Index Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	157
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | American Century | Small Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	736
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Baird | Core Plus Bond Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,472
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Brandywine GLOBAL | High Yield IS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	185
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Buffalo | International Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	521
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Cohen & Steers | Real Estate Securities Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	552
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Dodge & Cox | Stock Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	635
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Federated | Government Obligation Premier
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	738
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Federated | Hermes International Small-Mid Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	552
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Federated | Hermes Total Return Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,478
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Federated | Institutional High Yield Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	911
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | First Eagle | Global I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	368
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Hartford | International Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	362
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | JP Morgan | Core Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,472
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | JP Morgan | Global Bond Opportunities R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,104
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | JP Morgan | Growth Advantage R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	910
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | JP Morgan | Hedged Equity R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	552
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | JP Morgan | Undiscovered Mgrs Behavioral
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	736
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | MFS | Mid Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	184
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Matthews Asia | Emerging Markets Small Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	920
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Pimco | Income International
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,109
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Putnam | Large Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	635
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Schwab | Treasury Inflation Report
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	368
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Value Line | Mid Cap Focused Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	920
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Vanguard | Developed Markets Index Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	221
Investment, Identifier [Axis]: Renasant Bank Moderate Growth Account | Vanguard | Large Cap Index Admiral Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	773
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	287,126
Separately managed accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	70,591
Renasant Bank Income Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	5,611
Renasant Bank Conservative Growth Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	19,244
Renasant Bank Moderate Growth Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	18,414
Renasant Bank Growth Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	13,400
Renasant Bank Aggressive Growth Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	13,922
Renasant Corporation common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 23,890
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%